SHARE CAPITAL (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure of classes of share capital [abstract]
Schedule of classes of share capital
	Number of shares	Share capital, SEK
Opening balance, May 1, 2016	107,209,310	10,720,931
2016 Private placement 1)	8,750,000	875,000
2016 Offset issue 2)	3,080,000	308,000
2017 Conversion of convertible loan	7,058,856	705,886
Closing balance, Apr 30, 2017	126,098,166	12,609,817
2017 Rights issue	50,308,206	5,030,821
Closing balance, Apr 30, 2018	176,406,372	17,640,638

1) Private placement to a limited number of investors.

2) Offset of liability deriving from acquisition of intangible assets.